Consolidated Balance Sheet - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Current assets
Cash and cash equivalents	$ 90,925	$ 3,791
Trade and other receivables	8,134	6,057
Inventories	16,596	23,539
Current tax receivable		4
Total current assets	115,655	33,391
Non-current assets
Property, plant and equipment	2,977	3,037
Right-of-use assets	18,401	23,809
Intangible assets	22,849	28,293
Total non-current assets	44,227	55,139
Total assets	159,882	88,530
Current liabilities
Trade and other payables	28,728	22,430
Lease liabilities	6,955	8,112
Borrowings	14,493	19,215
Derivative financial liabilities	629
Current tax liabilities	205
Provisions	870	5,844
Total current liabilities	51,880	55,601
Non-current liabilities
Lease liabilities	14,597	17,719
Convertible loan notes	3,002	19,698
Provisions	1,212	1,796
Total non-current liabilities	18,811	39,213
Total liabilities	70,691	94,814
Net assets/(liabilities)	89,191	(6,284)
Equity
Share capital	338,498	170,193
Other reserves	(4,366)	118
Accumulated losses	(244,941)	(176,595)
Total Equity	$ 89,191	$ (6,284)